Lease Obligations	12 Months Ended
Dec. 31, 2014
Lease Obligations [Text Block]
LEASE OBLIGATIONS

12 - 1 Capital leases

The Company leases certain of its equipment under capital leases. At December 31, 2014, this equipment consists of medical devices for an amount of Euros 269 thousand and vehicles for an amount of   Euros 304 thousand. Future minimum lease payments under capital leases for the years ending December 31, 2014 are as follows:

December 31,

2015	238
2016	206
2017	130
2018	36
Total minimum lease payments	610
Less: amount representing interest	(37)
Present value of minimum lease payments	573
Less: current portion	(217)
Long-term portion	355

Interest paid under capital lease obligations was Euros 27 thousand, Euros 35 thousand and Euros 53 thousand for the years ended December 31, 2014, 2013 and 2012, respectively.

12 - 2 Operating leases

As of December 31, 2014, operating leases having initial or remaining non-cancelable lease terms greater than one year consist of one lease for the facilities of TMS S.A. in Vaulx-en-Velin, France and several leases for facilities in Japan. The French lease contract signed on November 2011 has a lease term of nine years expiring at the option of the lessee at the end of a first fixed six-year period, then a three-year period, through 2019 (i.e. in 2017 and 2019).

Future minimum lease payments for these operating leases consist of the following amounts, unless leases are otherwise cancelled by the lessees:

	France	Japan

2015	297	128
2016	297	97
2017	272	90
2018	-	30
Total	866	345

Total rent expenses under operating leases amounted to Euros 742 thousand, Euros 693 thousand and Euros 772 thousand for the years ended December 31, 2014, 2013 and 2012, respectively. These total rent expenses include the above-mentioned operating leases, but also lease expenses related to subsidiaries office rentals, office equipment and car rentals.